Statements of Stockholders’ Equity - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Jun. 30, 2019	$ 1,309	$ 6,304,118	$ (4,460,498)	$ 1,844,929
Net loss			(4,170,303)	(4,170,303)
Issuance of common stock	274	4,769,948		4,770,222
Stock option compensation expense		555,048		555,048
Balance at Jun. 30, 2020	1,583	11,629,114	(8,630,801)	2,999,896
Net loss			(11,586,292)	(11,586,292)
Cashless exercise of common stock warrants	48	(48)
Conversion of notes payable	113	5,639,248		5,639,361
Issuance of common stock	322	13,805,508		13,805,830
Stock option compensation expense		876,295		876,295
Balance at Jun. 30, 2021	$ 2,066	$ 31,950,117	$ (20,217,093)	$ 11,735,090